Retirement and Other Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined benefit pension plan
Retirement and Other Employee Benefits
Obligation for defined benefit plans	$ 0
Pension costs under the defined benefit plan	339	297	229
Amount expensed under the defined contribution plan	41	72	60
Postretirement benefits
Retirement and Other Employee Benefits
Pension costs under the defined benefit plan	$ 13	$ 13	$ 17